CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Common shares Non-controlling interests	Preferred shares Preferred equity	Preferred shares Non-controlling interests
Equity, Adjusted Balance	$ 79,570	$ 51,544	$ 4,428	$ 263	$ 11,649	$ 1,459	$ 6,881	$ (878)	$ 32	$ 23,834		$ 4,192
Beginning balance (Previously stated) at Dec. 31, 2017	79,872	51,628	4,428	263	11,864	1,459	6,881	(878)	35	24,052		4,192
Beginning balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	(302)	(84)			(215)				(3)	(218)
Changes in period:
Net income attributable to shareholders	3,584
Non-controlling interests	3,904
Net income	7,488
Other comprehensive income	406						1,060	(959)	305
Other comprehensive income	1,755
Other comprehensive income	2,161
Comprehensive income, attributable to owners of parent	3,990						1,060	(959)	305
Comprehensive income, attributable to non-controlling interests	5,659
Comprehensive income	9,649
Shareholder distributions
Preferred equity	(151)				151					(151)
Non-controlling interests	(6,709)	(6,709)
Other items
Issue of equity	6,280	6,663	29	(44)	(344)					(359)		(24)
Share-based compensation	26	7		52	(33)					19
Ownership changes	9,060	10,171			114	(814)	(385)	4	(30)	(1,111)
Total change in period	17,580	15,791	29	8	2,595	(814)	675	(955)	275	1,813		(24)
Ending balance (Previously stated) at Dec. 31, 2018	97,150	67,335	4,457	271	14,244	645	7,556	(1,833)	307	25,647		4,168
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	0									0		0
Ending balance at Dec. 31, 2018	97,150	67,335	4,457	271	14,244	645	7,556	(1,833)	307	25,647	$ 62,109	4,168	$ 5,226
Other items
Common equity	(575)				575					(575)
Net income attributable to shareholders	2,807
Non-controlling interests	2,547
Net income	5,354
Other comprehensive income	524						591	(190)	123
Other comprehensive income	2,188
Other comprehensive income	2,712
Comprehensive income, attributable to owners of parent	3,331						591	(190)	123
Comprehensive income, attributable to non-controlling interests	4,735
Comprehensive income	8,066
Preferred equity	(152)				(152)					(152)
Non-controlling interests	(8,568)	(8,568)
Issue of equity	19,090	16,636	2,848	(40)	(331)					2,477		(23)
Share-based compensation	(13)	0		55	(68)					(13)
Ownership changes	1,893	1,695			146	365	(271)	6	(48)	198
Total change in period	19,696	14,498	2,848	15	1,782	365	320	(184)	75	5,221		(23)
Ending balance at Dec. 31, 2019	116,846	$ 81,833	$ 7,305	$ 286	16,026	$ 1,010	$ 7,876	$ (2,017)	$ 382	30,868	$ 76,557	$ 4,145	$ 5,276
Other items
Common equity	$ (620)				$ (620)					$ (620)